Advances for vessel acquisitions and Vessels, net - Vessels, net in the accompanying consolidated balance sheets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Vessel Cost
Property and Equipment, Beginning Balance	$ 872,431,000	$ 1,096,534,000
Additions to vessels cost	1,106,000	6,001,000
Additions reclassified from other non-current assets	441,000	2,474,000
Vessel transferred from held for sale		7,130,000
Impairment		(199,605,000)
Vessel disposals	(16,120,000)	(16,742,000)
Vessel transferred to held for sale		(23,361,000)
Vessels contributed to OceanPal	(47,429,000)
Property and Equipment, Ending Balance	810,429,000	872,431,000
Accumulated Depreciation
Beginning Balance	(156,253,000)	(214,237,000)
Impairment		96,681,000
Vessel disposals	7,110,000	34,000
Vessels contributed to OceanPal	17,127,000
Depreciation for the year	(34,963,000)	(38,731,000)
Ending Balance	(166,979,000)	(156,253,000)
Net Book Value
Property And Equipment Net, Beginning Balance	716,178,000	882,297,000
Additions to vessels cost	1,106,000	6,001,000
Additions reclassified from other non-current assets	441,000	2,474,000
Vessel transferred from held for sale		7,130,000
Impairment	0	(102,924,000)
Vessel disposal	(9,010,000)	(16,708,000)
Vessel transferred to held for sale		(23,361,000)
Vessels contributed to OceanPal	(30,302,000)
Depreciation for the year	(34,963,000)	(38,731,000)
Property And Equipment Net, Ending Balance	643,450,000	716,178,000
Additions for vessel improvements	$ 1,547,000	$ 8,475,000